OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Other Long Term Liabilities [Abstract]
Schedule of Brookfield Renewables Other Long-term Assets
Brookfield Renewable’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2025	2024
Long-term receivables		$495	$396
Contract asset		209	250
Due from related parties	29	12	8
Restricted cash	22	148	177
Other		89	110
		$953	$941